Net Loss Per Share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss	$ (31,663)	$ (25,772)	$ (7,590)	$ (9,398)	$ (57,435)	$ (16,988)	$ (56,093)	$ (8,409)
Net loss, basic	(31,663)		(7,590)		(57,435)	(16,988)
Net loss, diluted	$ (31,663)		$ (7,590)		$ (57,435)	$ (16,988)
Weighted average common stock outstanding, basic (in shares)	88,607,316		49,131,555		84,830,885	49,131,555	52,888,268	49,676,523
Weighted average common stock outstanding, diluted (in shares)	88,607,316		49,131,555		84,830,885	49,131,555	52,888,268	49,676,523
Net loss per common share, basic (in dollars per share)	$ (0.36)		$ (0.15)		$ (0.68)	$ (0.35)	$ (1.06)	$ (0.17)
Net loss per common share, diluted (in dollars per share)	$ (0.36)		$ (0.15)		$ (0.68)	$ (0.35)	$ (1.06)	$ (0.17)